INVESTMENT PROPERTIES - Schedule of Investment Properties Measured at Fair Value (Details) $ in Millions	Dec. 31, 2020 USD ($) yr	Dec. 31, 2019 USD ($) yr	Dec. 31, 2018 USD ($)
Disclosure of fair value measurement of assets [line items]
Investment properties	$ 96,782	$ 96,686	$ 84,309
Investment properties	$ 96,782	$ 96,686	$ 84,309
Core office | United States
Disclosure of fair value measurement of assets [line items]
Discount rate applied to cash flow projections, investment property	6.90%	7.00%
Investment properties	$ 15,093	$ 15,748
Terminal Capitalization Rate Used In Current Estimate Of Fair Value	5.60%	5.60%
Investment Horizon Used In Current Estimate Of Fair Value, Investment Property | yr	12	12
Investment properties	$ 15,093	$ 15,748
Core office | Canada
Disclosure of fair value measurement of assets [line items]
Discount rate applied to cash flow projections, investment property	5.90%	5.90%
Investment properties	$ 5,102	$ 4,806
Terminal Capitalization Rate Used In Current Estimate Of Fair Value	5.20%	5.20%
Investment Horizon Used In Current Estimate Of Fair Value, Investment Property | yr	10	10
Investment properties	$ 5,102	$ 4,806
Core office | Australia
Disclosure of fair value measurement of assets [line items]
Discount rate applied to cash flow projections, investment property	6.60%	6.80%
Investment properties	$ 2,731	$ 2,300
Terminal Capitalization Rate Used In Current Estimate Of Fair Value	5.70%	5.90%
Investment Horizon Used In Current Estimate Of Fair Value, Investment Property | yr	10	10
Investment properties	$ 2,731	$ 2,300
Core office | Europe
Disclosure of fair value measurement of assets [line items]
Discount rate applied to cash flow projections, investment property	5.20%	4.60%
Investment properties	$ 2,699	$ 2,867
Terminal Capitalization Rate Used In Current Estimate Of Fair Value	3.80%	4.10%
Investment Horizon Used In Current Estimate Of Fair Value, Investment Property | yr	10	11
Investment properties	$ 2,699	$ 2,867
Core office | Brazil
Disclosure of fair value measurement of assets [line items]
Discount rate applied to cash flow projections, investment property	7.60%	7.90%
Investment properties	$ 309	$ 361
Terminal Capitalization Rate Used In Current Estimate Of Fair Value	7.00%	7.40%
Investment Horizon Used In Current Estimate Of Fair Value, Investment Property | yr	10	10
Investment properties	$ 309	$ 361
Core retail
Disclosure of fair value measurement of assets [line items]
Discount rate applied to cash flow projections, investment property	7.00%	6.70%
Investment properties	$ 20,324	$ 21,561
Terminal Capitalization Rate Used In Current Estimate Of Fair Value	5.30%	5.40%
Investment Horizon Used In Current Estimate Of Fair Value, Investment Property | yr	10	10
Investment properties	$ 20,324	$ 21,561
LP investments office
Disclosure of fair value measurement of assets [line items]
Discount rate applied to cash flow projections, investment property	9.70%	10.00%
Investment properties	$ 8,727	$ 8,756
Terminal Capitalization Rate Used In Current Estimate Of Fair Value	7.20%	7.30%
Investment Horizon Used In Current Estimate Of Fair Value, Investment Property | yr	7	7
Investment properties	$ 8,727	$ 8,756
LP investments retail
Disclosure of fair value measurement of assets [line items]
Discount rate applied to cash flow projections, investment property	8.70%	8.80%
Investment properties	$ 2,538	$ 2,812
Terminal Capitalization Rate Used In Current Estimate Of Fair Value	7.00%	7.30%
Investment Horizon Used In Current Estimate Of Fair Value, Investment Property | yr	10	10
Investment properties	$ 2,538	$ 2,812
Logistics
Disclosure of fair value measurement of assets [line items]
Discount rate applied to cash flow projections, investment property	0.00%	5.80%
Investment properties	$ 0	$ 94
Investment properties	$ 0	$ 94
Multifamily [Member]
Disclosure of fair value measurement of assets [line items]
Discount rate applied to cash flow projections, investment property	4.90%	5.10%
Investment properties	$ 2,442	$ 2,937
Investment properties	$ 2,442	$ 2,937
Triple net lease
Disclosure of fair value measurement of assets [line items]
Discount rate applied to cash flow projections, investment property	6.20%	6.30%
Investment properties	$ 3,719	$ 4,508
Investment properties	$ 3,719	$ 4,508
Self-storage
Disclosure of fair value measurement of assets [line items]
Discount rate applied to cash flow projections, investment property	0.00%	5.60%
Investment properties	$ 0	$ 1,007
Investment properties	$ 0	$ 1,007
Student housing
Disclosure of fair value measurement of assets [line items]
Discount rate applied to cash flow projections, investment property	4.90%	5.80%
Investment properties	$ 2,962	$ 2,605
Investment properties	$ 2,962	$ 2,605
Manufactured housing
Disclosure of fair value measurement of assets [line items]
Discount rate applied to cash flow projections, investment property	4.80%	5.50%
Investment properties	$ 2,784	$ 2,446
Investment properties	$ 2,784	$ 2,446
Mixed-use
Disclosure of fair value measurement of assets [line items]
Discount rate applied to cash flow projections, investment property	7.30%	7.60%
Investment properties	$ 3,096	$ 2,703
Terminal Capitalization Rate Used In Current Estimate Of Fair Value	5.20%	5.40%
Investment Horizon Used In Current Estimate Of Fair Value, Investment Property | yr	10	10
Investment properties	$ 3,096	$ 2,703
Directly-held real estate properties [Member]
Disclosure of fair value measurement of assets [line items]
Investment properties	$ 22,350	$ 19,814
Terminal Capitalization Rate Used In Current Estimate Of Fair Value	5.40%	6.10%
Investment Horizon Used In Current Estimate Of Fair Value, Investment Property | yr	19	19
Investment properties	$ 22,350	$ 19,814
Other investment properties
Disclosure of fair value measurement of assets [line items]
Discount rate applied to cash flow projections, investment property		8.90%
Investment properties	1,906	$ 1,361
Investment properties	$ 1,906	$ 1,361